Financial assets and liabilities - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	$ 1,388	$ 1,014
Equity securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	$ 1,388	$ 1,014